UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-5584

                         CENTENNIAL NEW YORK TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  JUNE 30
                                                                -------

          Date of reporting period: JULY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                PRINCIPAL         VALUE
                                                                                   AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.6%
--------------------------------------------------------------------------------------------------------
 NEW YORK--96.4%
 Albany, NY GOUN, FSA Insured, 2.75%, 8/1/04                                   $1,143,218   $ 1,155,274
--------------------------------------------------------------------------------------------------------
 Buffalo, NY RAN, Series A, 2.75%, 7/29/04                                      1,000,000     1,009,526
--------------------------------------------------------------------------------------------------------
 Erie Cnty., NY GOUN, Series A,
 FGIC Insured, 6%, 2/1/04                                                       1,100,000     1,104,555
--------------------------------------------------------------------------------------------------------
 Hempstead, NY IDA RRB, Trigen-Nassau
 Energy, 1.15% 1                                                                1,000,000     1,000,000
--------------------------------------------------------------------------------------------------------
 Jay Street Development Corp. NYC Facilities Lease RB, Jay Street Project,
 Series A-3, 1.08% 1                                                            2,900,000     2,900,000
--------------------------------------------------------------------------------------------------------
 NYC GOB, Subseries B7, 1.10% 1                                                   200,000       200,000
--------------------------------------------------------------------------------------------------------
 NYC HDC MH RB, Monterey Project,
 Series A, 1.10% 1                                                              2,100,000     2,100,000
--------------------------------------------------------------------------------------------------------
 NYC Health & Hospital Corp. RRB, Health System, Series A,
 AMBAC Insured, 3%, 2/15/04                                                     1,000,000     1,002,335
--------------------------------------------------------------------------------------------------------
 NYC IDA Civic Facility RB, Casa Project, 1.30% 1                                 500,000       500,000
--------------------------------------------------------------------------------------------------------
 NYC IDA RB, Planned Parenthood, 1.20% 1                                          900,000       900,000
--------------------------------------------------------------------------------------------------------
 NYC MTAU BAN, Series CP-1A, 0.95%, 1/30/04                                     3,000,000     3,000,000
--------------------------------------------------------------------------------------------------------
 NYC MTAU RB, Series D-2, 1.20% 1                                               1,500,000     1,500,000
--------------------------------------------------------------------------------------------------------
 NYC Municipal Assistance Corp. RRB, Series I, AMBAC Insured, 5.50%, 7/1/04       465,000       475,332
--------------------------------------------------------------------------------------------------------
 NYC MWFAU RB, 0.90%, 1/20/04                                                   3,000,000     3,000,000
--------------------------------------------------------------------------------------------------------
 NYC TAN, Series 2004 A, 2%, 4/15/04                                            2,500,000     2,507,745
--------------------------------------------------------------------------------------------------------
 NYC Transitional FAU RB, MERLOT Series 2003 B35, 1.17% 1                       2,400,000     2,400,000
--------------------------------------------------------------------------------------------------------
 NYS DA RB, Columbia University, 0.94%, 2/10/04                                 3,300,000     3,300,000
--------------------------------------------------------------------------------------------------------
 NYS DA RB, Columbia University, Series B, 1.05%, 3/5/04 2                      3,000,000     3,000,000
--------------------------------------------------------------------------------------------------------
 NYS DA RB, Cornell University, Series A, 1.18% 1                               1,900,000     1,900,000
--------------------------------------------------------------------------------------------------------
 NYS DA RB, MERLOT Series 2003 B30, FGIC Insured, 1.17% 1                       2,995,000     2,995,000
--------------------------------------------------------------------------------------------------------
 NYS DA RB, Rockefeller University, Series A2, 1.18% 1                          3,000,000     3,000,000
--------------------------------------------------------------------------------------------------------
 NYS DA RRB, Municipal Securities Trust Receipts-CMC1B, 1.12% 1                 1,300,000     1,300,000
--------------------------------------------------------------------------------------------------------
 NYS EFC RB, General Electric Project, Series 92-A, 1%, 1/12/04                 3,000,000     3,000,000
--------------------------------------------------------------------------------------------------------
 NYS ERDAUPC RB, NYS Electric & Gas Corp., Series B, 1.08%, 10/15/04 2          1,000,000     1,000,000
--------------------------------------------------------------------------------------------------------
 NYS GOUN, Series A, 1.50%, 10/7/04 2                                           2,000,000     2,000,000
--------------------------------------------------------------------------------------------------------
 NYS HFA MH RB, East 39 Street Housing, Series A, 1.15% 1                       4,000,000     4,000,000
--------------------------------------------------------------------------------------------------------
 NYS LGAC RRB, SGMSTR Series 1997 SG99, AMBAC Insured, 1.25% 1,2                1,700,000     1,700,000
--------------------------------------------------------------------------------------------------------
 NYS TBTAU SPO RRB, Series D, FSA Insured, 1.08% 1                              2,400,000     2,400,000
--------------------------------------------------------------------------------------------------------
 NYS TWY RB, Highway & Bridge Trust Fund, Series C, FGIC Insured,
 4.30%, 4/1/04                                                                    500,000       503,999
--------------------------------------------------------------------------------------------------------
 NYS TWY Service Contract RRB, Local Highway & Bridge, Series A,
 MBIA Insured, 6%, 1/1/04                                                         400,000       400,000
--------------------------------------------------------------------------------------------------------
 Oyster Bay, NY REF GOUN, MBIA Insured, 5.50%, 2/15/04                          1,000,000     1,005,581
--------------------------------------------------------------------------------------------------------
 Suffolk Cnty., NY GOUN, Public Improvement, Series A, MBIA Insured,
 3%, 5/1/04                                                                     1,755,000     1,766,098
--------------------------------------------------------------------------------------------------------
 Yonkers, NY RAN, Series 2003/2004-A, 2%, 5/14/04                               1,500,000     1,505,772
                                                                                            -----------
                                                                                             59,531,217

 5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                PRINCIPAL         VALUE
                                                                                   AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--3.2%
 PR CMWLTH HTAU RB, Putters Project-246, FSA Insured, 1.26% 1                  $2,000,000   $ 2,000,000

--------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $61,531,217)                                      99.6%   61,531,217
--------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                      0.4       234,661
                                                                               -------------------------
 NET ASSETS                                                                         100.0%  $61,765,878
                                                                               =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:
BAN                      Bond Anticipation Nts.
CMWLTH                   Commonwealth
DA                       Dormitory Authority
EFC                      Environmental Facilities Corp.
ERDAUPC                  Energy Research & Development Authority Pollution Control
FAU                      Finance Authority
GOB                      General Obligation Bonds
GOUN                     General Obligation Unlimited Nts.
HDC                      Housing Development Corp.
HFA                      Housing Finance Agency
HTAU                     Highway & Transportation Authority
IDA                      Industrial Development Agency
LGAC                     Local Government Assistance Corp.
MERLOT                   Municipal Exempt Receipts Liquidity Option Tender
MH                       Multifamily Housing
MTAU                     Metropolitan Transportation Authority
MWFAU                    Municipal Water Finance Authority
NYC                      New York City
NYS                      New York State
RAN                      Revenue Anticipation Nts.
RB                       Revenue Bonds
REF                      Refunding
RRB                      Revenue Refunding Bonds
SGMSTR                   Societe Generale, NY Branch Municipal Security Trust Receipts
SPO                      Special Obligations
TAN                      Tax Anticipation Nts.
TBTAU                    Triborough Bridge & Tunnel Authority
TWY                      Thruway/Tollway Authority/Agency

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2003. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full principal value on the date reported.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------

 DECEMBER 31, 2003
----------------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------------
 Investments, at value (cost $61,531,217)--see accompanying statement              $61,531,217
----------------------------------------------------------------------------------------------
 Cash                                                                                  293,242
----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                              294,509
 Shares of beneficial interest sold                                                    204,704
 Other                                                                                   5,394
                                                                                   -----------
 Total assets                                                                       62,329,066

----------------------------------------------------------------------------------------------
 LIABILITIES
----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                517,187
 Service plan fees                                                                      32,911
 Shareholder reports                                                                     8,284
 Transfer and shareholder servicing agent fees                                           3,134
 Trustees' compensation                                                                  1,189
 Other                                                                                     483
                                                                                   -----------
 Total liabilities                                                                     563,188

----------------------------------------------------------------------------------------------
 NET ASSETS                                                                        $61,765,878
                                                                                   ===========

----------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------
 Paid-in capital                                                                   $61,718,819
----------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments                                           47,059
                                                                                   -----------
 NET ASSETS--applicable to 61,694,379 shares of beneficial interest outstanding    $61,765,878
                                                                                   ===========

----------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
-------------------------------------------------------------------
 INVESTMENT INCOME
-------------------------------------------------------------------
 Interest                                                 $327,845

-------------------------------------------------------------------
 EXPENSES
-------------------------------------------------------------------
 Management fees                                           168,870
-------------------------------------------------------------------
 Service plan fees                                          66,526
-------------------------------------------------------------------
 Transfer and shareholder servicing agent fees              18,196
-------------------------------------------------------------------
 Shareholder reports                                         8,390
-------------------------------------------------------------------
 Trustees' compensation                                      3,219
-------------------------------------------------------------------
 Custodian fees and expenses                                 1,740
-------------------------------------------------------------------
 Other                                                      13,270
                                                          ---------
 Total expenses                                            280,211
 Less reduction to custodian expenses                         (613)
 Less voluntary reimbursement of expenses                  (10,267)
                                                          ---------
 Net expenses                                              269,331

-------------------------------------------------------------------
 NET INVESTMENT INCOME                                      58,514

-------------------------------------------------------------------
 NET REALIZED GAIN ON INVESTMENTS                           47,059

-------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $105,573
                                                          ========

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  SIX MONTHS            YEAR
                                                       ENDED           ENDED
                                           DECEMBER 31, 2003        JUNE 30,
                                                 (UNAUDITED)            2003
------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------
 Net investment income                           $    58,514     $   363,157
------------------------------------------------------------------------------
 Net realized gain                                    47,059           9,490
                                                 -----------------------------
 Net increase in net assets resulting
 from operations                                     105,573         372,647

------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------
 Dividends from net investment income                (58,514)       (363,157)

------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------
 Net decrease in net assets resulting
 from beneficial interest transactions            (5,879,948)     (1,028,572)

------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------
 Total decrease                                   (5,832,889)     (1,019,082)
------------------------------------------------------------------------------
 Beginning of period                              67,598,767      68,617,849
                                                 -----------------------------
 End of period                                   $61,765,878     $67,598,767
                                                 =============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                       YEAR
                                                            ENDED                                                      ENDED
                                                DECEMBER 31, 2003                                                   JUNE 30,
                                                       (UNAUDITED)       2003        2002        2001        2000       1999
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                       $1.00       $1.00       $1.00       $1.00       $1.00      $1.00
-----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                       -- 1       .01         .01         .03         .03        .02
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          -- 1      (.01)       (.01)       (.03)       (.03)      (.02)
 Distributions from net realized gain                          --          --        -- 1          --          --         --
                                                          -------------------------------------------------------------------
 Total dividends and/or
-----------------------------------------------------------------------------------------------------------------------------
 distributions to shareholders                                 --        (.01)       (.01)       (.03)       (.03)      (.02)
 Net asset value, end of period                             $1.00       $1.00       $1.00       $1.00       $1.00      $1.00
                                                          ===================================================================

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                              0.09%       0.50%       0.96%       3.09%       2.92%      2.42%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                 $61,766     $67,599     $68,618     $72,370     $55,963    $61,792
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $66,967     $72,117     $76,925     $68,810     $61,033    $59,345
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                       0.17%       0.50%       0.96%       3.04%       2.84%      2.38%
 Total expenses                                              0.83%       0.82%       0.84%       0.90%       0.92%      0.89%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                          0.80%       0.80%       0.80%       0.82%       0.82%      0.80%

 1. Less than $0.005 per share.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
 Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                      SIX MONTHS ENDED DECEMBER 31, 2003           YEAR ENDED JUNE 30, 2003
                                  SHARES          AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------
 Sold                         86,507,483    $ 86,507,483       209,145,130    $ 209,145,130
 Dividends and/or
 distributions reinvested         62,755          62,755           362,067          362,067
 Redeemed                    (92,450,186)    (92,450,186)     (210,535,769)    (210,535,769)
                              -------------------------------------------------------------
 Net decrease                 (5,879,948)   $ (5,879,948)       (1,028,572)   $  (1,028,572)
                              =============================================================

--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year that they exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2003, the Trust paid $17,916 to SSI for services to the Trust.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. Fees incurred by the Trust under the plan are detailed in the Statement of Operations.

12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Trust has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10. CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)